Property And Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property And Equipment
A summary of property and equipment by classification

	September 30,
	2011	2010
Drilling vessels and related equipment
Cost	$2,315,419	$1,733,298
Accumulated depreciation	(435,577)	(392,808)

Net book value	1,879,842	1,340,490

Drill pipe
Cost	18,182	15,468
Accumulated depreciation	(13,885)	(13,563)

Net book value	4,297	1,905

Furniture and other
Cost	8,800	7,115
Accumulated depreciation	(5,618)	(5,549)

Net book value	3,182	1,566

Property and equipment, net	$1,887,321	$1,343,961